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                                NORWEST ADVANTAGE FUNDS
                                  INCOME EQUITY FUND
                               VALUGROWTH-SM- STOCK FUND
                                DIVERSIFIED EQUITY FUND
                                  GROWTH EQUITY FUND
                               SMALL COMPANY STOCK FUND
                                  INTERNATIONAL FUND

                                       A SHARES
                                       B SHARES

                          Supplement Dated January 16, 1997
                         to Prospectus Dated October 1, 1996

1.  DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND AND INTERNATIONAL FUND

The paragraph entitled "International style/International Portfolio II" under "Investment Advisory Services -- Portfolio Managers" on Page 49 of the Prospectus is replaced in its entirety by the following paragraph:

"International style/International Portfolio II - Mark J. Smith and Michael Perelstein. Messrs. Smith and Perelstein commenced serving as portfolio managers of each Blended Fund in January 1996. For a description of Messrs. Smith and Perelstein, see "International Fund" below."

The paragraph entitled "International Fund/International Portfolio" under "Investment Advisory Services -- Portfolio Managers" on Page 49 of the Prospectus is replaced in its entirety by the following paragraph:

"International Fund invests all of its assets in International Portfolio and, accordingly, there is currently no portfolio manager for the Fund. Mark J. Smith, a Director and First Vice President of Schroder along with Michael Perelstein, a Senior Vice President of Schroder, with the assistance of an SCMI investment committee, are primarily responsible for the day-to-day management of the Portfolio's investment portfolio. Mr. Smith has been a First Vice President of SCMI since April 1990 and a Director thereof since April 1993. He has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1983. Mr. Perelstein has been a Senior Vice President of SCMI since January 2, 1997. Prior thereto, Mr. Perelstein was a Managing Director at MacKay Shields. Mr. Perelstein has more than twelve years of international and global investment experience. Since January 1997, Messrs. Smith and Perelstein have served as portfolio managers of International Portfolio and also serve as portfolio managers of International Portfolio II."

2.  ALL FUNDS

As the Funds' distributor, Forum pays a broker-dealers' reallowance on A Shares and a sales commission on B Shares to broker-dealers who sell shares of the Funds. As described in the Prospectus, Forum makes payments to broker-dealers in the amounts indicated on pages 58 and 62 of the Prospectus. Forum reallows the entire sales charge to broker-dealers in connection with the offering of A Shares of Diversified Equity Fund and Growth Equity Fund. Forum also provides additional compensation to broker-dealers, in connection with the offering of A Shares and B Shares of Diversified Equity Fund and Growth Equity Fund, of 1.00% of the value of the shares purchased in an individual retirement account. This additional compensation is not paid for by the Funds or their shareholders.

The following paragraph relating to B Shares of the Funds replaces in its entirety the last paragraph on Page 65 of the Prospectus:

"No contingent deferred sales charge is imposed on (i) redemptions of Shares acquired through the reinvestment of dividends and distributions, (ii) involuntary redemptions by a Fund of shareholder accounts with low account balances, (iii) redemptions of Shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability, (iv) redemptions to effect a distribution (other than a lump sum


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distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan, (v) redemptions by any registered investment adviser with whom FFSI has entered into a share purchase agreement and that is acting on behalf of its fiduciary customer accounts, and (vi) purchases or redemptions of Shares by Norwest Simplified Investment-SM- Plan accounts.
See the SAI for further information."


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                               NORWEST ADVANTAGE FUNDS
                                  STABLE INCOME FUND
                         INTERMEDIATE GOVERNMENT INCOME FUND
                                     INCOME FUND
                                TOTAL RETURN BOND FUND

                                       A SHARES
                                       B SHARES

                         Supplement Dated January 16, 1997 to
                           Prospectus Dated October 1, 1996

1.  INCOME FUND

The last paragraph under "Investment Policies" on Page 22 of the Prospectus is replaced in its entirety with the following:

"The Fund invests primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 30 years. Under normal circumstances the Fund's portfolio of securities will have an average dollar-weighted maturity of between 3 and 15 years. Under normal circumstances the Fund's portfolio of securities will have a duration of between 70% and 130% of the duration of the Lipper Corporate Debt Funds A Rated Index. Duration is a measure of a debt security's average life that reflects the present value of the security's cash flow and, accordingly, is a measure of price sensitivity to interest rate changes ("duration risk"). Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, is less than the security's stated maturity."



2.  ALL FUNDS

The following paragraph relating to B Shares of the Funds replaces in its entirety the second paragraph on Page 60 of the Prospectus:

"No contingent deferred sales charge is imposed on (i) redemptions of Shares acquired through the reinvestment of dividends and distributions, (ii) involuntary redemptions by a Fund of shareholder accounts with low account balances, (iii) redemptions of Shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability, (iv) redemptions to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan, (v) redemptions by any registered investment adviser with whom FFSI has entered into a share purchase agreement and that is acting on behalf of its fiduciary customer accounts, and (vi) purchases or redemptions of Shares by Norwest Simplified Investment-SM- Plan accounts.
See the SAI for further information."



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                               NORWEST ADVANTAGE FUNDS

                         INTERMEDIATE GOVERNMENT INCOME FUND
                              CONSERVATIVE BALANCED FUND
                                MODERATE BALANCED FUND
                                 GROWTH BALANCED FUND
                               DIVERSIFIED EQUITY FUND
                                  GROWTH EQUITY FUND
                                  INTERNATIONAL FUND

                                       I SHARES

                         Supplement Dated January 16, 1997 to
                           Prospectus Dated October 1, 1996

1.  INTERMEDIATE GOVERNMENT INCOME FUND

The next to last paragraph under "Investment Policies" on Page 24 of the Prospectus is replaced in its entirety with the following:

"The Fund invests primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 15 years. Under normal circumstances, the Fund's portfolio of securities will have an average dollar-weighted maturity of between 3 and 10 years. Under normal circumstances, the Fund's portfolio of securities will have a duration of between 70 percent and 130 percent of the duration of a 5-year Treasury Note, which is used as the Fund's benchmark index as described under Other Information - Fund Performance. Duration is a measure of a debt security's average life that reflects the present value of the security's cash flow and, accordingly, is a measure of price sensitivity to interest rate changes ("duration risk"). Because earlier payments on a debt security have a higher present value, duration of a security, except a zero-coupon security, is less than the security s stated maturity."



2. CONSERVATIVE BALANCED FUND, MODERATE BALANCED FUND, GROWTH BALANCED FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND AND INTERNATIONAL FUND

The paragraph entitled "International Fund/International Portfolio" under "Portfolio Managers" on Page 55 of the Prospectus is replaced in its entirety by the following paragraph:

"International Fund invests all of its assets in International Portfolio and, accordingly, there is currently no portfolio manager for the Fund. Mark J. Smith, a Director and First Vice President of Schroder along with Michael Perelstein, a Senior Vice President of Schroder, with the assistance of an SCMI investment committee, are primarily responsible for the day-to-day management of the Portfolio's investment portfolio. Mr. Smith has been a First Vice President of SCMI since April 1990 and a Director thereof since April 1993. He has been employed by various Schroder Group companies in the investment research and portfolio management areas since 1983. Mr. Perelstein has been a Senior Vice President of SCMI since January 2, 1997. Prior thereto, Mr. Perelstein was a Managing Director at MacKay Shields. Mr. Perelstein has more than twelve years of international and global investment experience. Since January 1997, Messrs. Smith and Perelstein have served as portfolio managers of International Portfolio and as portfolio managers of International Portfolio II."